Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,064,000
Previously Paid Amount	0.00
Total Fee Amount	285.04
Total Offset Amount	0.00
Net Fee	285.04
Narrative - Max Aggregate Offering Price	$ 2,064,000
Final Prospectus	true